Accrued Royalties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accrued Royalties [Line Items]
Accrued royalty fees
Accrued royalties amount	714,194
Additional accrual	6,438
Royalty accrual	$ 720,632
Licensing Agreements [Member]
Accrued Royalties [Line Items]
Revenue per user fee (in Dollars per share)	$ 0.5
Accrued royalty fees	$ 50,000
Licensing Agreements [Member] | Minimum [Member]
Accrued Royalties [Line Items]
Royalty fees on net revenue percentage	5.00%
Licensing Agreements [Member] | Maximum [Member]
Accrued Royalties [Line Items]
Royalty fees on net revenue percentage	50.00%